Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Significant Accounting Policies [Line Items]
Research and Development Expense			$ 3,593,341	$ 5,120,840	$ 1,274,981	$ 6,129,228
Depreciation			3,778	8,369	$ 8,647	10,952
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Research and Development Expense			3,593,341			6,129,228
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 4,872,716	$ 3,794,094
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period					22 years
Amortization of Intangible Assets			$ 922	$ 1,897	$ 731	$ 762